Allowances for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Provision for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2024 and December 31, 2023 comprises:

	December 31, 2024	December 31, 2023
	(in thousands)
Opening provision	$31,533	$20,562
Amounts used during the year	(24,887)	(13,358)
Amounts provided during the year	28,417	24,550
Foreign exchange	601	(221)
Closing provision	$35,664	$31,533